Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Other Current Liabilities
Other Current Liabilities

10. Other Current Liabilities

Other current liabilities consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Payables related to property and equipment	1,076,935	1,319,693
Deposits from network partners(1)	925,925	930,147
Salary and welfare payable	838,527	924,383
Payables to individual couriers(2)	—	448,158
Construction deposits	55,832	86,043
Payables to network partners(3)	260,228	262,537
Accrued expenses	84,274	222,642
Others	310,567	293,481
Total	3,552,288	4,487,084
(1)	Amount primarily represents the waybill deposits collected from the pickup outlets operated by network partners. The deposits will be refunded when the parcels are delivered to the recipients.
(2)	Payables to individual couriers represent the amount to be paid by the Company to individual couriers on behalf of its network partners for their last mile dispatch.
(3)	Payables to network partners represent the amount collected by the Company on behalf of its network partners in the provision of express delivery services.